[Janus Letterhead]
June 23, 2015
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 225 and Amendment No. 208 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(b) of Regulation C under the 1933 Act to update financial information and make certain non-material changes. The Amendment relates only to the following series and classes:

Series	Class
Janus Adaptive Global Allocation Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
The Registrant has marked the individual prospectuses and SAI comprising the Amendment to show changes made since Post-Effective Amendment No. 222, filed on April 9, 2015.
As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on June 23, 2015, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).
Please call me at (303) 394-7310 with any questions regarding this filing.
Respectfully,
/s/ Mary Clarke-Pearson
Mary Clarke-Pearson
Legal Counsel
Enclosures (via EDGAR only)

cc:	Stephanie Grauerholz, Esq. Richard C. Noyes, Esq. Asen Parachkevov, Esq. Donna Brungardt